Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		51 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Statements Of Operations
Revenues
Expenses
General and Administrative	713	713	2,352	2,094	18,542
Interest					15
Total Expenses	713	713	2,352	2,094	18,557
Net Loss for the Period Before Taxes	(713)	(713)	(2,352)	(2,094)	(18,557)
Franchise Tax			350	75	500
Net Loss for the Period After Taxes	$ (713)	$ (713)	$ (2,702)	$ (2,169)	$ (19,057)
Loss per Share - Basic and Diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted Average Common Shares Outstanding	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000